Taxation - Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax:
Corporate tax	$ 32,430	$ 15,676	$ 2,208
Prior year adjustments	(96)	(1,652)	(50)
Total current tax	32,334	14,024	2,158
Total deferred tax	(46,768)	(12,862)
Income tax expense/(benefit)	$ (14,434)	$ 1,162	$ 2,158